Subsequent Event PARTIAL REPURCHASE OF THE 4.25% CONVERTIBLE SENIOR NOTES DUE 2016 (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Debt Instrument Redemption [Table Text Block]
PARTIAL REDEMPTION OF 7.875% NOTES DUE 2021
On December 22, 2014, we, at the request of the Cutrale-Safra Group, delivered a notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $139 million principal amount of the 7.875% Notes due 2021 ("7.875% Notes") at a redemption price of 107.875% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of January 21, 2015. In January 2015, CBII recorded a loss on debt extinguishment of $14 million related to premium and deferred financing costs write-offs. The redemption was funded with the issuance of 10,678,368 common shares to Cavendish US Corporation, the new immediate parent of CBII, for $155 million on January 21, 2015.
On December 24, 2014, we, at the request of the Cutrale-Safra Group, delivered a second notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $43 million principal amount of the 7.875% Notes at a redemption price of 103% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of January 23, 2015. In January 2015, CBII recorded an additional loss on debt extinguishment of $2 million related to premium and deferred financing costs write-offs. In accordance with the terms of the indenture of the 7.875% Notes, the change in control that occurred on January 6, 2015 required us to offer to repurchase the remaining $191 million principal amount of the 7.875% Notes at 101% of the principal amount, plus accrued and unpaid interest to the redemption date. Accordingly, we issued a tender offer for these notes and an insignificant number were tendered. The redemption was funded with a $45 million equity contribution from Cavendish US Corporation on January 23, 2015, which was declared as a dividend to Cavendish US Corporation on February 5, 2015 and immediately borrowed as Tranche A of the related party loan described below.
On December 30, 2014, we, at the request of the Cutrale-Safra Group, delivered a third notice of our election to redeem, subject to the satisfaction of certain conditions that were met in January 2015, $43 million principal amount of the 7.875% Notes at a redemption price of 103% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date of February 6, 2015. In February 2015, CBII recorded an additional loss on debt extinguishment of $2 million related to premium and deferred financing costs write-offs. The redemption was funded with Tranche B of the related party loan from Cavendish US Corporation for $44 million.
See further information about the 7.875% Notes in Note 12.
PARTIAL REPURCHASE OF THE 4.25% CONVERTIBLE SENIOR NOTES DUE 2016
The change in control that occurred on January 6, 2015 constituted a Fundamental Change under the 4.25% Convertible Senior Notes due 2016 ("Convertible Notes"), which required us to offer to repurchase the Convertible Notes at a price of 100% of the principal amount of the Notes to be repurchased. The offer was extended on January 14, 2015 to holders of record as of February 1, 2015, with payment on February 15, 2015. Because payment date was the same date as the next regularly scheduled interest payment, holders received the regularly scheduled interest payment and no additional accrued interest.
Holders of $151 million principal amount ($138 million carrying value) of Convertible Notes accepted this offer, after which $49 million of Convertible Notes remain outstanding. Early repayment resulted in a $13 million loss primarily due to the remaining unamortized discount on the Convertible Notes at the time of repurchase and was recorded in February 2015. This repurchase was funded with Tranche C of a related party loan from Cavendish US Corporation for $151 million.
See further information about the Convertible Notes in Note 12.
CBII and CBLLC may also redeem the 7.875% Notes as follows:

If redeemed during the 12-month period commencing February 1,	Redemption Price
2016	105.906%
2017	103.938%
2018	101.969%
2019 and thereafter	100.000%